Document and Entity Information	May 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 12, 2025
Entity File Number	000-30171
Entity Registrant Name	SANGAMO THERAPEUTICS, INC.
Entity Central Index Key	0001001233
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	68-0359556
Entity Address, Address Line One	501 Canal Blvd.
Entity Address, City or Town	Richmond
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94084
City Area Code	510
Local Phone Number	970-6000
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	SGMO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false